Business Combination	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combination

Note 6 – Business Combination

Acquisition of Orgad

On February 7, 2022, the Company acquired 100% of the shares and voting interests in Orgad an omnichannel e-commerce platform. The acquisition was designed to create an additional revenue stream for the Company by becoming a direct e-commerce seller while leveraging the synergies between MySizeID and Orgad’s e-commerce platform.

The results of operations of Orgad have been included in the consolidated financial statements since the acquisition date of February 7, 2022. Orgad revenues included in the Company’s consolidated statement of operations from February 7, 2022 through September 30, 2022 were $1,797 and for the three-month period ended September 30, 2022 were $685. If the acquisition had occurred on January 1, 2021, management estimates that the consolidated pro forma revenues for the year would have been $2,768, and the net loss would have been $2,272.

(a)	Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration:

USD
Thousands
Cash (*)	300
Issuance of shares of common stock (1,743,781 shares) (**)	457
Total consideration transferred	757

(*)	The cash payment is subject to working capital adjustments.

(**)	Quoted price as of the acquisition date

In addition, the Company agreed to pay to the former owners of Orgad, on the two-year and the three-year anniversary of the closing, $350,000 in each of these years provided that in the case of the second and third instalments certain revenue targets are met and subject further to certain downward post-closing adjustment. Furthermore, 69,752 shares of common stock will be issued in eight equal quarterly instalments until the lapse of two years from closing. Additional earn-out payments of 10% of the operating profit of Orgad for the years 2022 and 2023 will also be paid. All of these payments are subject to the former owners being actively engaged with Orgad at the date such payment is due, and therefore were not taken as part of the consideration for the business combination.

During the nine and three-month period ended September 30, 2022 an amount of $328 and $201 was recorded in respect of the cash instalments respectively, and $267 and $156 in respect of stocks issuance, respectively.

(b)	Identifiable assets acquired and liabilities assumed

Under the preliminary purchase price allocation, the Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management at the time of the acquisition. Such estimates are subject to change during the measurement period which is not expected to exceed one year. The purchase price allocation was not finalized duo to examination of the net working capital of Orgad at the acquisition date. Any adjustments to the preliminary purchase price allocation identified during the measurement period will be recognized in the period in which the adjustments are determined.

MY SIZE, INC. AND ITS SUBSIDIARIES

Notes to Condensed Consolidated Interim Financial Statements (Unaudited)

U.S. dollars in thousands (except share data and per share data)

Note 6 – Business Combination (Cont.)

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Thousands USD
Cash and Cash Equivalent	0
Trade receivables	89
Other receivables	239
Inventory	864
Fixed assets	55
Long-term deposits	31
Selling platform (*)	378
Goodwill	268
Short-term credit	(181)
Trade payables	(660)
Other payables	(101)
Long-term loan	(138)
Deferred Taxes	(87)
Total net assets acquired	757

(*)	The estimated useful life of the selling platform is three years. During the nine and three-month period ended September 30,2022 an amount of $84 and $32 was recorded in respect of amortization expenses.

(c)	Acquisition-related costs

The Company incurred transaction costs of approximately $55 and none during the nine-month and three-month period ended September 30, 2022 which were included in general and administrative expenses in the consolidated statements of income (loss), (the total amount recorded during the first quarter of the year).

MY SIZE, INC. AND ITS SUBSIDIARIES

Notes to Condensed Consolidated Interim Financial Statements (Unaudited)

U.S. dollars in thousands (except share data and per share data)